Fair Value of Financial Instruments - Fair Value Measurements (Table) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Cash and cash equivalents		$ 24,047	$ 17,360
Restricted cash		5,886	7,728
Loans receivable from affiliates		11,706	2,422
Term Loan B facility, net		(441,471)	(360,700)
Amounts due to related parties, long term		0	11,105
Other long-term debt, net		(69,161)	(141,805)
Vessel held for sale		0	125,000
Notes receivable		15,897	6,112
Amounts due from related parties, long-term		34,891	0
Amounts due from related parties, short-term		10,545	19,639
Note receivable from affiliates		4,253	0
Navios Gemini S
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Vessels, net		4,078
Navios Apollon
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Vessels, net			4,750
MSC Cristina
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Vessel held for sale			125,000
Level I
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Cash and cash equivalents		24,047	17,360
Restricted cash		5,886	7,728
Amounts due from related parties, long-term		34,891	11,105
Amounts due from related parties, short-term		10,545
Level II
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Loans receivable from affiliates		11,706	2,422
Term Loan B facility, net	[1]	(441,471)	(360,700)
Other long-term debt, net	[1]	(69,161)	(141,805)
Notes receivable	[2]	15,897	6,112
Note receivable from affiliates		4,253
Level II | Navios Gemini S
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Vessels, net		$ 4,078
Level II | Navios Apollon
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Vessels, net			4,750
Level II | MSC Cristina
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Vessel held for sale			$ 125,000

[1]	The fair value of the Company’s debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account our creditworthiness.
[2]	The fair value is estimated based on currently available information on the Company’s counterparty with similar contract terms, interest rate and remaining maturities.